DoubleLine Funds Trust c/o The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

August 4, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)

File Nos. 333-164298 and  811-22378

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Shiller Enhanced CAPE®, and DoubleLine Shiller Enhanced International CAPE® (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act on behalf of the Funds would not have differed from those contained in Post-Effective Amendment No. 99 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 113 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, as filed electronically with the Securities and Exchange Commission on July 27, 2026.

Please call the undersigned at +1 (617) 285-4403 if you have any questions regarding this matter.

Sincerely,

/s/ Daniel Bulger

Daniel Bulger

For Bank of New York Mellon

as Administrator to the Trust